Provision for Income Taxes - Schedule of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Accruals and reserves	$ 23,281	$ 4,157	$ 0
Net operating loss	776,870	421,940	0
Total deferred tax assets	800,151	426,097	0
Property and equipment	(1,476,297)	(1,524,578)	0
Total deferred tax liabilities	(1,476,297)	(1,524,578)	0
Net deferred tax asset (liabilities)	$ (676,146)	$ (1,098,481)	$ 0